SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Detail Textuals 2) (The People's Republic of China)	12 Months Ended
Dec. 31, 2012
The People's Republic of China
Value Added Tax [Line Items]
Percentage of Chinese VAT	17.00%